OTHER TAXES PAYABLE (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
OTHER TAXES PAYABLE
VAT payable		16,526	10,618
Business taxes payable		18,544	15,691
Individual income taxes withheld		1,143	944
Real estate taxes payable		41	41
Other taxes payable	$ 5,989	36,254	27,294